UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	February 12, 2010

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $1,547,608 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos Inc.         COM              03070Q101    10981   720984 SH       DEFINED 01                      720984
AutoNation Inc.                COM              05329W102    22788  1189968 SH       DEFINED 01                     1189968
Avatar Holdings Inc.           COM              053494100      223    13133 SH       DEFINED 01                       13133
Avid Technology Inc.           COM              05367P100    23915  1874235 SH       DEFINED 01              13200  1861035
Bank of Hawaii Corp.           COM              062540109    29333   623303 SH       DEFINED 01               6000   617303
Berkshire Hills Bancorp Inc.   COM              084680107     1836    88787 SH       DEFINED 01                       88787
Bio-Rad Laboratories Inc. CL A COM              090572207     6250    64792 SH       DEFINED 01                       64792
Black Hills Corp.              COM              092113109     1999    75076 SH       DEFINED 01                       75076
Boyd Gaming Corp.              COM              103304101    14080  1682208 SH       DEFINED 01                     1682208
Broadridge Financial Solutions COM              11133T103    12578   557557 SH       DEFINED 01              20400   537157
Brookline Bancorp Inc.         COM              11373M107     2898   292418 SH       DEFINED 01                      292418
CA, Inc.                       COM              12673P105   132922  5918144 SH       DEFINED 01             507490  5410654
CapitalSource Inc.             COM              14055X102     1333   335800 SH       DEFINED 01             335800
Covidien plc                   COM              G2554F105    38693   807965 SH       DEFINED 01              22300   785665
Cymer Inc                      COM              232572107    11608   302459 SH       DEFINED 01                      302459
DHT Maritime, Inc.             COM              Y2065G105     2034   552800 SH       DEFINED 01             552800
Dover Downs Gaming & Entmt.    COM              260095104     4955  1310900 SH       DEFINED 01                     1310900
Dundee Corp. CL A              COM              264901109    30168  2614626 SH       DEFINED 01             103200  2511426
Eastman Kodak Co.              COM              277461109    25803  6114421 SH       DEFINED 01             734200  5380221
Electro Rent Corp.             COM              285218103    11235   973603 SH       DEFINED 01             394306   579297
First American Corp.           COM              318522307     5635   170194 SH       DEFINED 01                      170194
First Citizens Bancshares Inc. COM              31946M103     6060    36951 SH       DEFINED 01                       36951
First Defiance Financial Corp. COM              32006W106     1138   100838 SH       DEFINED 01                      100838
First Financial Holdings Inc.  COM              320239106     4867   374404 SH       DEFINED 01                      374404
Forest City Enterprises Inc. C COM              345550107     7218   612700 SH       DEFINED 01                      612700
Glacier Bancorp Inc.           COM              37637Q105     8660   631202 SH       DEFINED 01                      631202
H&R Block, Inc.                COM              093671105    40537  1792082 SH       DEFINED 01              53800  1738282
Health Management Assoc. Inc.  COM              421933102    44807  6163209 SH       DEFINED 01             655440  5507769
Hewlett-Packard Co.            COM              428236103    88759  1723139 SH       DEFINED 01             133795  1589344
IShares S&P 500 Value          COM              464287408      302     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107    16165  1853780 SH       DEFINED 01               9600  1844180
Independent Bank Corp.-MA      COM              453836108     5584   267693 SH       DEFINED 01               5400   262293
International Business Machine COM              459200101     3791    28959 SH       DEFINED 01                       28959
International Game Technology  COM              459902102    71566  3812763 SH       DEFINED 01             112600  3700163
John Wiley & Sons Inc. CL A    COM              968223206    54525  1301928 SH       DEFINED 01              36000  1265928
MGM Mirage                     COM              552953101    12142  1331311 SH       DEFINED 01              89905  1241406
Marcus Corp.                   COM              566330106    18025  1406015 SH       DEFINED 01              51687  1354328
Mentor Graphics Corp.          COM              587200106    39450  4467728 SH       DEFINED 01             712832  3754896
Mine Safety Appliances Co.     COM              602720104    23857   899250 SH       DEFINED 01              39350   859900
Motorola, Inc.                 COM              620076109    72118  9293574 SH       DEFINED 01             953604  8339970
Newport Corp.                  COM              651824104     9094   989574 SH       DEFINED 01                      989574
Northern Trust Corp.           COM              665859104    37628   718087 SH       DEFINED 01              18750   699337
Novellus Systems Inc.          COM              670008101    51558  2208998 SH       DEFINED 01             158329  2050669
OceanFirst Financial Corp.     COM              675234108     1436   127227 SH       DEFINED 01               4300   122927
Oppenheimer Holdings Inc.      COM              683797104    15831   476551 SH       DEFINED 01              56500   420051
Pope Resources LP              COM              732857107     7202   292758 SH       DEFINED 01              66135   226623
Progress Software Corp.        COM              743312100     9505   325300 SH       DEFINED 01                      325300
Provident New York Bancorp     COM              744028101     2030   240560 SH       DEFINED 01                      240560
Qualcomm Inc.                  COM              747525103    18688   403984 SH       DEFINED 01             132162   271822
Quantum Corp.                  COM              747906204    63467 21661116 SH       DEFINED 01            4492023 17169093
Quest Software                 COM              74834T103     4476   243243 SH       DEFINED 01             243243
Raymond James Financial Inc.   COM              754730109    52345  2202133 SH       DEFINED 01              54675  2147458
Russell 2000 Value Index I sha COM              464287630      322     5550 SH       DEFINED 01                        5550
Sprint Nextel Corporation      COM              852061100    42866 11711998 SH       DEFINED 01            1147900 10564098
Suffolk Bancorp                COM              864739107     5237   176333 SH       DEFINED 01               4500   171833
Sun Bancorp Inc.-NJ            COM              86663B102      637   169926 SH       DEFINED 01                      169926
Symantec Corp.                 COM              871503108    88319  4936787 SH       DEFINED 01             566478  4370309
TF Financial Corp.             COM              872391107      783    41283 SH       DEFINED 01                       41283
Tibco Software Inc.            COM              88632Q103    29648  3078722 SH       DEFINED 01             410018  2668704
Triumph Group Inc.             COM              896818101    11070   229440 SH       DEFINED 01              24400   205040
UTi Worldwide Inc.             COM              G87210103    10953   764842 SH       DEFINED 01                      764842
Ultra Petroleum Corp.          COM              903914109    35990   721812 SH       DEFINED 01              20300   701512
Universal Health Services Inc. COM              913903100    60761  1992150 SH       DEFINED 01             209000  1783150
WSFS Financial Corp.           COM              929328102     2422    94504 SH       DEFINED 01                       94504
Wal-Mart Stores, Inc.          COM              931142103    33799   632355 SH       DEFINED 01               6050   626305
Whitney Holding Corp.          COM              966612103     7801   856300 SH       DEFINED 01                      856300
Zimmer Holdings Inc            COM              98956P102    32901   556600 SH       DEFINED 01              14950   541650